Business Segments and Related Information	12 Months Ended
Dec. 31, 2025
Business Segments and Related Information [Abstract]
Business Segments and Related Information	04 — Business segments and related information
Deutsche Bank’s segmental information has been prepared in accordance with the management approach, which requires presentation of the segments on the basis of the internal management reports of the entity which are regularly reviewed by the chief operating decision maker, which is the Deutsche Bank Management Board, in order to assess the financial performance of the business segments and for allocating resources to the business segments.
Business segments
Deutsche Bank’s segment reporting follows the organizational structure as reflected in the Group’s internal management reporting systems, which are the basis for assessing the financial performance of the business segments and for allocating resources to them.
The bank’s business operations are organized in a divisional structure comprising the following business segments:
–Corporate Bank
–Investment Bank
–Private Bank
–Asset Management
–Corporate & Other
The Group consists of the following reportable segments: Corporate Bank, Investment Bank, Private Bank, Asset
Management and Corporate & Other.
Corporate Bank reports revenues based on three client categories: Institutional Client Services, Corporate Treasury
Services and Business Banking.
Investment Bank reports revenues in the categories Fixed Income & Currencies (FIC), Investment Banking & Capital
Markets as well as Research and Other.
Private Bank reports revenues in the client sectors Wealth Management and Personal Banking.
Asset Management reports revenues in the categories Management fees, Performance and Transaction fees and Other.
Corporate & Other includes revenues, costs and resources held centrally that are not allocated to the individual business segments as well as valuation and timing differences that arise on derivatives used to hedge the Group’s balance sheet.
These are accounting impacts, and valuation losses are expected to be recovered over time as the underlying instruments approach maturity. In addition, Corporate & Other contains financial impacts of legacy portfolios, previously reported as the Capital Release Unit.
In addition, based on management decisions during the reporting period further divisional changes were introduced as described in the section below.
Changes in the presentation for segments
Commencing from the first quarter of 2025, Deutsche Bank amended the classification of revenues related to certain revenue sharing activities between the Corporate Bank and the Investment Bank to more accurately reflect the impacts on net interest income and net commission and fee income. These revenue sharing activities include the allocation of foreign exchange revenues with Corporate Bank clients, recorded in the Investment Bank, to the Corporate Bank, as well as the allocation of revenues related to relationship lending activities, recorded in the Corporate Bank, to the Corporate
Bank and the Investment Bank. Previously, both allocations were reported in remaining income, but are now directly classified in the respective revenue categories. The change did not result in a change of intersegment revenue allocation between the Corporate Bank and the Investment Bank and had no impact on the Group’s consolidated statement of income. Prior year’s comparatives are presented in the current reporting structure.
In the first quarter of 2024, Investment Bank renamed “FIC Sales & Trading” to “Fixed Income & Currencies” and
introduced two additional sub‑categories: “Fixed Income & Currencies: Financing” and “Fixed Income & Currencies: Ex
Financing”. In the fourth quarter of 2025, Investment Bank renamed “Fixed Income & Currencies: Ex Financing” to “Fixed
Income & Currencies: Markets”. These adjustments were made to enhance transparency regarding the composition of
FIC’s revenues. In addition, “Origination & Advisory” was renamed to “Investment Banking & Capital Markets” to better reflect the business it focuses on, with revenues continuing to be split in Debt Origination, Equity Origination and
Advisory. In addition, Research revenues are reported together with Other in “Research and Other”.
Commencing from the first quarter of 2024, Private Bank follows a customer-focused approach by classifying the existing customer base into two distinct global client sectors: “Personal Banking” and “Wealth Management & Private
Banking”. In the fourth quarter of 2025, “Wealth Management & Private Banking” was renamed to “Wealth Management”.
This approach reflects the focus to serve clients in a more targeted and effective way across the Private Bank. Wealth
Management combines the coverage of private banking, high-net-worth and ultra-high-net-worth clients, as well as business clients in selected international businesses (reflecting the ‘Bank for Entrepreneurs’ strategy). The client sector
Personal Banking includes retail and affluent customers as well as commercial banking clients in Italy and Spain (i.e., all small business clients and small sized corporate clients that are not covered as part of the Wealth Management client sector). Prior year’s comparatives are presented in the current reporting structure.
Within the Private Bank coverage area ‘Wealth Management’, private clients benefit from a wider product range with increased emphasis on investment advice. As a result, in the first quarter of 2024, demand deposits of Private Banking
Germany were reclassified to assets under management, ensuring a consistent treatment within ‘Wealth Management’.
Prior year’s comparatives are presented in the current reporting structure.
Measurement of segment profit or loss
Segment reporting requires a presentation of the segment results based on management reporting methods, including a reconciliation between the results of the business segments and the consolidated financial statements, which is presented in the “Segment results of operations” section within this note. The information provided about each segment is based on internal management reporting about segment profit or loss, assets and other information which is regularly reviewed by the chief operating decision maker.
Segment assets are presented in the Group’s internal management reporting based on a consolidated view, i.e., the amounts do not include intersegment balances. The Group’s internal management reporting does not consider segment liabilities or interest expense separately. Similarly, depreciation and amortization, tax expenses and other comprehensive income are not presented separately internally and are therefore not disclosed here.
Non-IFRS compliant accounting methods used in the Group’s management reporting represent either valuation or classification differences. The largest valuation differences relate to measurement at fair value in management reporting versus measurement at amortized cost under IFRS and to the recognition of trading results from own shares in revenues in management reporting (in the Investment Bank) and in equity under IFRS. The major classification difference relates to noncontrolling interest, which represents the net share of minority shareholders in revenues, provision for credit losses, noninterest expenses and income tax expenses. Noncontrolling interest is reported as a component of the profit before tax of the businesses in management reporting (with a reversal in Corporate & Other) and a component of net income appropriation under IFRS.
Since the Group’s business activities are diverse in nature and its operations are integrated, certain estimates and judgments have been made to apportion revenue and expense items among the business segments.
The management reporting systems allocate the Group’s external net interest income according to the value of funding consumed or provided by each business segment’s activities, in accordance with the bank’s internal funds transfer pricing framework. Furthermore, to retain comparability with those competitors that have legally independent units with their own equity funding, the Group allocates a net notional interest benefit on its consolidated capital, in line with each segment’s proportion of average shareholders’ equity.
Management uses certain measures for equity and related ratios as part of its internal reporting system because it believes that these measures provide it with a useful indication of the financial performance of the business segments.
The Group discloses such measures to provide investors and analysts with further insight into how management operates the Group’s businesses and to enable them to better understand the Group’s results.
Allocation of Average Shareholder’s Equity
Shareholders’ equity is fully allocated to the Group’s segments based on the regulatory capital demand of each segment.
Regulatory capital demand reflects the combined contribution of each segment to the Group’s Common Equity Tier 1
(CET1) ratio, the Group’s leverage ratio and the Group’s capital loss under stress. Contributions in each of the three dimensions are weighted to reflect their relative importance and level of constraint for the Group. Contributions to the
CET1 ratio and the leverage ratio are measured through risk-weighted assets and leverage ratio exposure. The Group’s capital loss under stress is a measure of the Group’s overall economic risk exposure under a defined stress scenario.
Goodwill and other intangible assets are directly attributed to the Group’s segments in order to allow the determination of allocated tangible shareholders’ equity and the respective returns. Shareholders’ equity and tangible shareholders’
equity is allocated on a monthly basis and averaged across quarters and for the full year.
Changes to capital allocation framework
Starting in 2024, Deutsche Bank has changed the allocation of tangible shareholders’ equity across segments. In addition, the bank now retains capital held against Deutsche Bank Group items in Corporate & Other, which has previously been allocated to the segments. Prior year’s comparatives are presented in the current reporting structure.
While the adjustment of the prior periods’ allocations impact the segmental RoTE, the respective Group metrics are unaffected by the change.
Beginning in December 2025, Deutsche Bank revised the allocation of (tangible) shareholders’ equity to more accurately assess the shareholder value generated by Asset Management. As part of this adjustment, approximately € 1 billion of
CET1 capital contributed to Deutsche Bank Group by DWS minority shareholders is now recognized as a reduction in the equity allocated to the Asset Management segment. Previously, this minority interest benefit, which is part of regulatory own funds, was reflected in Corporate & Other. This change affects only the Asset Management segment and does not impact the metrics of Deutsche Bank Group or the bank’s other operating segments. As the implementation began in
December 2025, the change impacts the financials for the fourth quarter and the full year 2025. No adjustments were made to prior periods’ capital allocation, resulting in a phased effect on the 2025 financials. The full impact in form of a lower average allocated shareholders' equity and hence a higher post-tax return on average tangible shareholders’
equity for the Asset Management segment, will be visible in the 2026 financial year.
Driver-Based Cost Management allocations methodology change
In the first quarter of 2023, the bank introduced a Driver-Based Cost Management methodology for the allocation of costs originated in respective infrastructure functions which aims to provide transparency over the drivers of
Infrastructure costs and links costs more closely to service consumption by segments. During 2023, costs relating to
Infrastructure functions were allocated using an actuals to plan approach, with the exception of technology development costs which were charged to the divisions based on actual expenditures. Beginning 2024, all infrastructure costs were charged to divisions based on actual costs and service consumption. Prior year’s comparatives are presented in the current reporting structure. For the full year 2023, the change in methodology resulted in an increase in noninterest expenses (corresponding decrease in profit before tax) for Corporate Bank of € 175 million and a corresponding decrease in noninterest expenses (corresponding increase in profit before tax) for Investment Bank of
€ 42 million, for Private Bank of € 48 million, for Asset Management of € 0 million and for Corporate and Other of
€ 84 million. While the update of the 2023 allocations impacted the segmental post-tax returns on average tangible shareholders’ equity and cost/income ratio, the respective Group metrics are unaffected by the methodology change.
Changes to operational Risk RWA allocation framework
Starting in 2024, Deutsche Bank introduced a refined and more granular framework to allocate operational risk RWA to the segments. While the respective segmental RWA metrics are impacted by the change in methodology with a more pronounced impact from the second quarter of 2024 onwards, the Group’s operational risk RWA are unaffected by the change.
Tax Exempt Securities
Net interest income as a component of net revenues, profit (loss) before tax and related ratios are presented on a fully taxable-equivalent basis for tax-exempt securities for the Investment Bank. This enables management to measure performance of taxable and tax-exempt securities on a comparable basis. This presentation resulted in an increase in
Investment Bank net interest income of € 22 million for full year 2025, € 18 million for full year 2024 and € 10 millionfor full year 2023. This increase is offset in Group consolidated figures through a reversal in Corporate & Other. The predominant tax rate used for 2025, 2024 and 2023 in determining the fully taxable equivalent of the net interest income was 21% and related to U.S. tax exempt securities.
Segmental results of operations
The following tables present the results of the Group’s business segments, including the reconciliation to the consolidated results of operations under IFRS.

	2025
in € m. (unless stated otherwise)	Corporate Bank	Investment Bank	Private Bank	Asset Management	Corporate & Other	Total Consolidated
Net revenues[1]	7,400	11,541	9,665	3,077	(249)	31,434
Provision for credit losses	194	827	578	(2)	108	1,707
Noninterest expenses
Compensation and benefits	1,632	2,894	2,795	952	3,541	11,813
General and administrative expenses	2,971	3,782	3,958	871	(2,721)	8,860
Impairment of goodwill and other intangible assets	—	—	—	—	—	—
Restructuring activities	—	—	(15)	—	—	(15)
Total noninterest expenses	4,603	6,675	6,738	1,823	819	20,658
Noncontrolling interests	—	16	—	272	(289)	—
Profit (loss) before tax	2,603	4,022	2,348	983	(887)	9,069

Assets (in € bn)[2]	323	736	316	11	54	1,440
Loans (gross of allowance for loan losses, in € bn)	120	115	247	—	3	484
Additions to non-current assets	14	6	65	20	1,938	2,042
Deposits (in € bn)	329	28	329	—	8	695
Average allocated shareholders' equity	12,199	23,967	14,763	5,218[3]	12,396	68,543

Risk-weighted assets (in € bn)	72	136	92	16	31	347
of which: operational risk RWA (in € bn)[4]	11	18	15	5	14	63
Leverage exposure (in € bn)	358	602	326	10	32	1,327
Employees (full-time equivalent)	27,320	20,592	35,443	5,425	1,099	89,879

Post-tax return on average shareholders’ equity[5,6]	14.1%	10.8%	10.1%	12.9%	N/M	8.5%
Post-tax return on average tangible shareholders’ equity[5,6]	15.3%	11.2%	10.5%	29.1%	N/M	9.4%
Cost/income ratio[7]	62.2%	57.8%	69.7%	59.3%	N/M	65.7%

[1] includes:
Net interest income	4,567	4,681	6,169	24	231	15,673
Net income (loss) from equity method investments	4	(69)	4	52	3	(6)
[2] includes:
Equity method investments	101	264	102	453	5	924
N/M – Not meaningful
[3] Starting from the fourth quarter 2025, the equity allocation framework for Asset Management has been updated. For more information, please refer to section “Note 04 -
Business segments and related information” of this report
[4] Starting from the first quarter of 2024, the allocation of operational risk RWA has changed. For more information, please refer to section “Note 04 - Business segments and related information” of this report
[5] Starting from the first quarter of 2024, the equity allocation framework has been updated. For more information, please refer to section “Note 04 - Business segments and related information” of this report
[6] Post-tax return on average shareholders’ equity and average tangible shareholders’ equity at the Group level reflect the reported effective tax rate for the Group, which was 25% for the year ended December 31, 2025; for post-tax return on average shareholders’ equity and average tangible shareholders’ equity of the segments, the
Group effective tax rate was adjusted to exclude the impact of permanent differences not attributed to the segments, so that the segment tax rates were 28% for the year ended December 31, 2025; for further information, please refer to “Supplementary Information (Unaudited): Non-GAAP Financial Measures” of this report
[7]Noninterest expenses as a percentage of total net revenues, which are defined as net interest income before provision for credit losses plus noninterest income

	2024
in € m. (unless stated otherwise)	Corporate Bank	Investment Bank	Private Bank	Asset Management	Corporate & Other	Total Consolidated
Net revenues[1]	7,506	10,557	9,386	2,649	1,406	31,504
Provision for credit losses	347	549	851	(1)	83	1,830
Noninterest expenses
Compensation and benefits	1,611	2,690	2,938	919	3,574	11,731
General and administrative expenses	3,448	3,970	4,395	904	(1,474)	11,243
Impairment of goodwill and other intangible assets	—	—	—	—	—	—
Restructuring activities	(1)	—	(3)	—	—	(3)
Total noninterest expenses	5,058	6,660	7,331	1,823	2,100	22,971
Noncontrolling interests	—	5	—	194	(199)	—
Profit (loss) before tax	2,101	3,344	1,204	632	(577)	6,703

Assets (in € bn)[2]	280	756	324	11	21	1,391
Loans (gross of allowance for loan losses, in € bn)	117	110	257	—	5	490
Additions to non-current assets	12	3	160	30	1,886	2,091
Deposits (in € bn)	313	22	320	—	13	668
Average allocated shareholders' equity	11,681	23,631	13,995	5,329	11,717	66,353

Risk-weighted assets (in € bn)	78	130	97	18	34	357
of which: operational risk RWA (in € bn)[3]	11	15	14	5	13	58
Leverage exposure (in € bn)	339	593	336	10	38	1,316
Employees (full-time equivalent)	26,280	20,065	37,059	5,166	1,183	89,753

Post-tax return on average shareholders’ equity[4,5]	11.9%	9.1%	5.1%	8.0%	N/M	5.5%
Post-tax return on average tangible shareholders’ equity[4,5]	12.7%	9.4%	5.1%	18.0%	N/M	6.2%
Cost/income ratio[6]	67.4%	63.1%	78.1%	68.8%	N/M	72.9%

[1] includes:
Net interest income	4,987	3,372	5,786	25	991	15,161
Net income (loss) from equity method investments	(1)	(46)	21	36	2	12
[2] includes:
Equity method investments	90	379	102	451	6	1,028
N/M – Not meaningful
Prior year’s comparatives aligned to presentation in the current year
[3]Starting from the first quarter of 2024, the allocation of operational risk RWA has changed. Prior periods have been updated accordingly. For more information, please refer to section “Note 04 - Business segments and related information” of this report
[4]Starting from the first quarter of 2024, the equity allocation framework has been updated. Prior periods have been updated accordingly. For more information, please refer to section “Note 04 - Business segments and related information” of this report
[5]The post-tax return on average shareholders’ equity and average tangible shareholders’ equity at the Group level reflects the reported effective tax rate for the Group, which was 33% for the year ended December 31, 2024; for the post-tax return on average shareholders’ equity and average tangible shareholders’ equity of the segments, the Group effective tax rate was adjusted to exclude the impact of permanent differences not attributed to the segments, so that the segment tax rates were
28% for the year ended December 31, 2024; for further information, please refer to “Supplementary Information (Unaudited): Non-GAAP Financial Measures” of this report
[6]Noninterest expenses as a percentage of total net revenues, which are defined as net interest income before provision for credit losses plus noninterest income

	2023
in € m. (unless stated otherwise)	Corporate Bank	Investment Bank	Private Bank	Asset Management	Corporate & Other	Total Consolidated
Net revenues[1]	7,718	9,160	9,571	2,383	2,324	31,155
Provision for credit losses	266	431	783	(1)	26	1,505
Noninterest expenses
Compensation and benefits	1,539	2,534	2,808	891	3,358	11,131
General and administrative expenses	3,088	4,082	4,718	934	(2,710)	10,112
Impairment of goodwill and other intangible assets	—	233	—	—	—	233
Restructuring activities	(4)	(3)	228	—	(1)	220
Total noninterest expenses	4,623	6,846	7,755	1,825	647	21,695
Noncontrolling interests	—	3	—	163	(166)	—
Profit (loss) before tax	2,828	1,880	1,032	396	1,817	7,955

Assets (in € bn)[2]	264	658	331	10	54	1,317
Loans (gross of allowance for loan losses, in € bn)	117	101	261	—	6	485
Additions to non-current assets	13	89	90	73	1,853	2,118
Deposits (in € bn)	289	18	308	—	10	625
Average allocated shareholders' equity	11,280	22,953	13,681	5,103	10,132	63,149

Risk-weighted assets (in € bn)	69	140	86	15	40	350
of which: operational risk RWA (in € bn)[3]	6	22	8	3	19	57
Leverage exposure (in € bn)	307	546	339	10	39	1,240
Employees (full-time equivalent)	25,356	19,899	38,465	4,961	1,449	90,130

Post-tax return on average shareholders’ equity[4,5]	17.1%	4.9%	4.5%	5.2%	N/M	9.1%
Post-tax return on average tangible shareholders’ equity[4,5]	18.5%	5.1%	4.8%	12.2%	N/M	10.2%
Cost/income ratio[6]	59.9%	74.7%	81.0%	76.6%	N/M	69.6%

[1] includes:
Net interest income	5,241	2,887	6,156	(124)	1,963	16,122
Net income (loss) from equity method investments	(6)	(70)	(5)	42	2	(38)
[2] includes:
Equity method investments	91	413	84	420	5	1,013
N/M – Not meaningful
Prior year’s comparatives aligned to presentation in the current year
[3]Starting from the first quarter of 2024, the allocation of operational risk RWA has changed. Prior periods have been updated accordingly. For more information, please refer to section “Note 04 - Business segments and related information” of this report
[4]Starting from the first quarter of 2024, the equity allocation framework has been updated. Prior periods have been updated accordingly. For more information, please refer to section “Note 04 - Business segments and related information” of this report
[5]The post-tax return on average shareholders’ equity and average tangible shareholders’ equity at the Group level reflects the reported effective tax rate for the Group, which was 19% for the year ended December 31, 2023; for the post-tax return on average shareholders’ equity and average tangible shareholders’ equity of the segments, the Group effective tax rate was adjusted to exclude the impact of permanent differences not attributed to the segments, so that the segment tax rates were
28% for the year ended December 31, 2023; for further information, please refer to “Supplementary Information (Unaudited): Non-GAAP Financial Measures” of this report
[6]Noninterest expenses as a percentage of total net revenues, which are defined as net interest income before provision for credit losses plus noninterest income
Corporate Bank

				2025 increase (decrease) from 2024		2024 increase (decrease) from 2023
in € m. (unless stated otherwise)	2025	2024	2023	in € m.	in %	in € m.	in %
Net revenues
Corporate Treasury Services[1]	4,220	4,197	4,381	23	1	(184)	(4)
Institutional Client Services	1,917	1,956	1,895	(39)	(2)	62	3
Business Banking[1]	1,263	1,352	1,442	(90)	(7)	(90)	(6)
Total net revenues	7,400	7,506	7,718	(106)	(1)	(212)	(3)
Of which:
Net interest income[2]	4,567	4,987	5,241	(419)	(8)	(254)	(5)
Net commission and fee income[2]	2,704	2,577	2,460	127	5	118	5
Remaining income[2]	129	(58)	18	186	N/M	(75)	N/M
Provision for credit losses	194	347	266	(153)	(44)	81	30
Noninterest expenses
Compensation and benefits	1,632	1,611	1,539	21	1	72	5
General and administrative expenses	2,971	3,448	3,088	(477)	(14)	359	12
Impairment of goodwill and other intangible assets	—	—	—	—	N/M	—	N/M
Restructuring activities	—	(1)	(4)	1	N/M	4	N/M
Total noninterest expenses	4,603	5,058	4,623	(455)	(9)	435	9
Noncontrolling interests	—	—	—	—	N/M	—	N/M
Profit (loss) before tax	2,603	2,101	2,828	502	24	(728)	(26)

Employees (front office, full-time equivalent)[3]	8,420	7,959	7,670	461	6	289	4
Employees (business-aligned operations, full-time equivalent)[3]	8,181	8,171	8,017	10	0	154	2
Employees (allocated central infrastructure, full-time equivalent)[3]	10,719	10,150	9,669	569	6	481	5
Total employees (full-time equivalent)[3]	27,320	26,280	25,356	1,040	4	924	4
Total assets (in € bn)[3,4]	323	280	264	44	16	16	6
Risk-weighted assets (in € bn)[3]	72	78	69	(6)	(8)	9	13
of which: operational risk RWA (in € bn)[3,5]	11	11	6	—	1	5	94
Leverage exposure (in € bn)[3]	358	339	307	18	5	33	11
Deposits (in € bn)[3]	329	313	289	17	5	23	8
Loans (gross of allowance for loan losses, in € bn)[3]	120	117	117	3	2	—	0
Cost/income ratio[6]	62.2%	67.4%	59.9%	(5.2)ppt	N/M	7.5ppt	N/M
Post-tax return on average shareholders' equity[7,8]	14.1%	11.9%	17.1%	2.2ppt	N/M	(5.2)ppt	N/M
Post-tax return on average tangible shareholders’ equity[7,8]	15.3%	12.7%	18.5%	2.6ppt	N/M	(5.8)ppt	N/M
N/M – Not meaningful
Prior year’s comparatives aligned to presentation in the current year
[1]Starting from the first quarter of 2025, certain smaller non-complex clients previously recorded under Corporate Treasury Services are reported under Business Banking.
The reclassification follows a review and realignment of client coverage to provide clients with the most effective coverage within the Corporate Bank. Prior year’s comparatives are presented in the current reporting structure
[2]Starting from the first quarter of 2025, the representation of revenue sharing between Corporate Bank and Investment Bank has changed. For more information, please refer to section “Note 04 - Business segments and related information” of this report
3 As of year-end
[4]Segment assets are presented on a consolidated basis, i.e., the amounts do not include intersegment balances
[5]Starting from the first quarter of 2024, the allocation of operational risk RWA has changed. For more information, please refer to section “Note 04 - Business segments and related information” of this report
[6]Noninterest expenses as a percentage of total net revenues, which are defined as net interest income before provision for credit losses plus noninterest income
[7]Starting from the first quarter of 2024, the equity allocation framework has been updated. For more information, please refer to section “Note 04 - Business segments and related information” of this report
[8]For the post-tax return on average shareholders’ equity and average tangible shareholders’ equity of the segments, the Group effective tax rate was adjusted to exclude the impact of permanent differences not attributed to the segments, so that the segment tax rates were 28% for the years 2025, 2024 and 2023; for further information, please refer to “Supplementary Information (Unaudited): Non-GAAP Financial Measures” of this report
Investment Bank

				2025 increase (decrease) from 2024		2024 increase (decrease) from 2023
in € m. (unless stated otherwise)	2025	2024	2023	in € m.	in %	in € m.	in %
Net revenues
Fixed Income & Currencies (FIC)	9,610	8,518	7,897	1,092	13	621	8
Fixed Income & Currencies: Financing	3,561	3,183	2,909	377	12	275	9
Fixed Income & Currencies: Markets[1]	6,050	5,335	4,989	715	13	346	7
Investment Banking & Capital Markets[2]	1,861	1,990	1,238	(129)	(6)	752	61
Debt Origination	1,100	1,274	837	(174)	(14)	437	52
Equity Origination	225	186	102	39	21	83	82
Advisory	536	531	299	5	1	232	77
Research and Other[3]	70	49	24	20	41	25	102
Total net revenues[4]	11,541	10,557	9,160	984	9	1,398	15
Provision for credit losses	827	549	431	278	51	119	28
Noninterest expenses
Compensation and benefits	2,894	2,690	2,534	204	8	156	6
General and administrative expenses	3,782	3,970	4,082	(188)	(5)	(112)	(3)
Impairment of goodwill and other intangible assets	—	—	233	—	N/M	(233)	N/M
Restructuring activities	—	—	(3)	—	38	3	N/M
Total noninterest expenses	6,675	6,660	6,846	15	0	(186)	(3)
Noncontrolling interests	16	5	3	12	N/M	2	52
Profit (loss) before tax	4,022	3,344	1,880	679	20	1,463	78

Employees (front office, full-time equivalent)[5]	5,037	4,888	4,856	149	3	32	1
Employees (business-aligned operations, full-time equivalent)[5]	3,151	3,168	3,146	(17)	(1)	22	1
Employees (allocated central infrastructure, full- time equivalent)[5]	12,404	12,009	11,898	395	3	111	1
Total employees (full-time equivalent)[5]	20,592	20,065	19,899	527	3	166	1
Total assets (in € bn)[5,6]	736	756	658	(20)	(3)	98	15
Risk-weighted assets (in € bn)[5]	136	130	140	7	5	(10)	(7)
of which: operational risk RWA (in € bn)[5,7]	18	15	22	3	21	(7)	(32)
Leverage exposure (in € bn)[5]	602	593	546	10	2	46	8
Deposits (in € bn)[5]	28	22	18	6	26	4	23
Loans (gross of allowance for loan losses, in € bn)[5]	115	110	101	5	5	9	9
Cost/income ratio[8]	57.8%	63.1%	74.7%	(5.2)ppt	N/M	(11.7)ppt	N/M
Post-tax return on average shareholders’ equity[9,10]	10.8%	9.1%	4.9%	1.7ppt	N/M	4.2ppt	N/M
Post-tax return on average tangible shareholders’ equity[9,10]	11.2%	9.4%	5.1%	1.8ppt	N/M	4.3ppt	N/M
N/M – Not meaningful
Prior year’s comparatives aligned to presentation in the current year
[1]Starting from the fourth quarter of 2025, the additional sub-category “Fixed Income & Currencies: Ex Financing“ within Fixed Income & Currencies (FIC) was renamed to
“Fixed Income & Currencies: Markets“
[2] Starting from the fourth quarter of 2025, Deutsche Bank renamed “Origination & Advisory” within the Investment Bank to “Investment Banking & Capital Markets”
[3]Historically, certain bank funding charges that were allocated to the Investment Bank but not directly attributable to specific balance sheet positions were reported within “Research and Other”. Beginning the third quarter of 2025 these charges have been allocated to underlying businesses based on an agreed allocation key in order to support ongoing refinement of business level reporting. Prior year’s comparatives are aligned to presentation in the current year
[4]Starting from the first quarter of 2025, the representation of revenue sharing between Corporate Bank and Investment Bank has changed. For more information, please refer to section “Note 04 - Business segments and related information” of this report
5As of year-end
[6]Segment assets are presented on a consolidated basis, i.e., the amounts do not include intersegment balances
[7] Starting from the first quarter of 2024, the allocation of operational risk RWA has changed. For more information, please refer to section “Note 04 - Business segments and related information” of this report
[8]Noninterest expenses as a percentage of total net revenues, which are defined as net interest income before provision for credit losses plus noninterest income
[9] Starting from the first quarter of 2024, the equity allocation framework has been updated. For more information, please refer to section “Note 04 - Business segments and related information” of this report
[10]For the post-tax return on average shareholders’ equity and average tangible shareholders’ equity of the segments, the Group effective tax rate was adjusted to exclude the impact of permanent differences not attributed to the segments, so that the segment tax rates were 28% for the years 2025, 2024 and 2023; for further information, please refer to “Supplementary Information (Unaudited): Non-GAAP Financial Measures” of this report
Private Bank

				2025 increase (decrease) from 2024		2024 increase (decrease) from 2023
in € m. (unless stated otherwise)	2025	2024	2023	in € m.	in %	in € m.	in %
Net revenues:
Personal Banking[1]	5,284	5,253	5,442	31	1	(190)	(3)
Wealth Management[1,2]	4,381	4,133	4,128	248	6	5	0
Total net revenues	9,665	9,386	9,571	279	3	(185)	(2)
of which:
Net interest income	6,169	5,786	6,156	383	7	(370)	(6)
Net commission and fee income	2,999	2,956	2,852	43	1	104	4
Remaining income	497	643	563	(146)	(23)	80	14
Provision for credit losses	578	851	783	(273)	(32)	68	9
Noninterest expenses:
Compensation and benefits	2,795	2,938	2,808	(143)	(5)	130	5
General and administrative expenses	3,958	4,395	4,718	(438)	(10)	(323)	(7)
Impairment of goodwill and other intangible assets	—	—	—	—	N/M	—	N/M
Restructuring activities	(15)	(3)	228	(12)	N/M	(231)	N/M
Total noninterest expenses	6,738	7,331	7,755	(593)	(8)	(424)	(5)
Noncontrolling interests	—	—	—	—	45	—	(45)
Profit (loss) before tax	2,348	1,204	1,032	1,144	95	172	17

Employees (front office, full-time equivalent)[3]	15,840	17,053	18,483	(1,213)	(7)	(1,430)	(8)
Employees (business-aligned operations, full-time equivalent)[3]	7,497	7,842	7,780	(345)	(4)	62	1
Employees (allocated central infrastructure, full- time equivalent)[3]	12,106	12,164	12,202	(58)	N/M	(38)	0
Total employees (full-time equivalent)[3]	35,443	37,059	38,465	(1,616)	(4)	(1,406)	(4)
Total assets (in € bn)[3,4]	316	324	331	(8)	(2)	(7)	(2)
Risk-weighted assets (in € bn)[3]	92	97	86	(5)	(5)	11	13
of which: operational risk RWA (in € bn)[3,5]	15	14	8	—	2	7	89
Leverage exposure (in € bn)[3]	326	336	339	(10)	(3)	(2)	(1)
Deposits (in € bn)[2]	329	320	308	9	3	13	4
Loans (gross of allowance for loan losses, in € bn)[3]	247	257	261	(11)	(4)	(4)	(1)
Assets under Management (in € bn)[3,6]	685	634	579	51	8	55	9
Net flows (in € bn)	27	29	23	(2)	(7)	6	26
Cost/income ratio[7]	69.7%	78.1%	81.0%	(8.4)ppt	N/M	(2.9)ppt	N/M
Post-tax return on average shareholders' equity[8,9]	10.1%	5.1%	4.5%	5.1ppt	N/M	0.5ppt	N/M
Post-tax return on average tangible shareholders’ equity[8,9]	10.5%	5.1%	4.8%	5.4ppt	N/M	0.3ppt	N/M
N/M – Not meaningful
Prior year’s comparatives aligned to presentation in the current year
[1] Starting from the first quarter of 2025, a portion of certain European Personal Banking clients have been transferred to the Wealth Management segment. This change reflects adjustments in the Private Bank client's classification to better align financial reporting with the underlying business structure. Prior year’s comparatives are presented in the current reporting structure
[2]Starting from the fourth quarter of 2025, the Private Bank renamed “Wealth Management & Private Banking” to “Wealth Management”
3As of year-end
[4]Segment assets are presented on a consolidated basis, i.e., the amounts do not include intersegment balances
[5]Starting from the first quarter of 2024, the allocation of operational risk RWA has changed. For more information, please refer to section “Note 04 - Business segments and related information” of this report
[6]Assets under Management include assets held on behalf of customers for investment purposes and/or client assets that are advised or managed by Deutsche Bank. They are managed on a discretionary or advisory basis or are deposited with the bank. Deposits are considered Assets under Management if they serve investment purposes. In
Personal Banking, this includes Term deposits and Savings deposits. In Wealth Management (excl. Business Banking), it is assumed that all customer deposits are held with the bank primarily for investment purposes and accordingly are classified as Assets under Management. In instances in which the Private Bank distributes investment products qualifying as Assets under Management which are managed by DWS, these assets are reported as Assets under Management for Private Bank and for Asset
Management (DWS) because they are two distinct, independent qualifying services
[7]Noninterest expenses as a percentage of total net revenues, which are defined as net interest income before provision for credit losses plus noninterest income
[8]Starting from the first quarter of 2024, the equity allocation framework has been updated. For more information, please refer to section “Note 04 - Business segments and related information” of this report
[9]For the post-tax return on average shareholders’ equity and average tangible shareholders’ equity of the segments, the Group effective tax rate was adjusted to exclude the impact of permanent differences not attributed to the segments, so that the segment tax rates were 28% for the years 2025, 2024 and 2023; for further information, please refer to “Supplementary Information (Unaudited): Non-GAAP Financial Measures” of this report
Asset Management

				2025 increase (decrease) from 2024		2024 increase (decrease) from 2023
in € m. (unless stated otherwise)	2025	2024	2023	in € m.	in %	in € m.	in %
Net revenues
Management fees	2,597	2,479	2,314	119	5	164	7
Performance and transaction fees	318	148	128	170	115	20	16
Other	162	23	(59)	139	N/M	82	N/M
Total net revenues	3,077	2,649	2,383	427	16	267	11
Provision for credit losses	(2)	(1)	(1)	(1)	172	—	(23)
Noninterest expenses
Compensation and benefits	952	919	891	33	4	28	3
General and administrative expenses	871	904	934	(34)	(4)	(29)	(3)
Impairment of goodwill and other intangible assets	—	—	—	—	N/M	—	N/M
Restructuring activities	—	—	—	—	N/M	—	N/M
Total noninterest expenses	1,823	1,823	1,825	—	0	(1)	0
Noncontrolling interests	272	194	163	78	40	32	20
Profit (loss) before tax	983	632	396	350	55	236	60

Employees (front office, full-time equivalent)[1]	2,103	2,065	2,044	38	2	21	1
Employees (business-aligned operations, full-time equivalent)[1]	2,732	2,510	2,343	222	9	167	7
Employees (allocated central infrastructure, full- time equivalent)[1]	590	591	574	(1)	0	17	3
Total employees (full-time equivalent)[1]	5,425	5,166	4,961	259	5	205	4
Total assets (in € bn)[1,2]	11	11	10	—	2	—	2
Risk-weighted assets (in € bn)[1]	16	18	15	(3)	(16)	3	22
of which: operational risk RWA (in € bn)[1,3]	5	5	3	1	13	1	35
Leverage exposure (in € bn)[1]	10	10	10	—	1	—	4
Assets under Management (in € bn)[1,4]	1,085	1,012	896	73	7	115	13
Net flows (in € bn)	51	26	28	25	98	(3)	(9)
Cost/income ratio[5]	59.26%	68.81%	76.57%	(9.6)ppt	N/M	(7.8)ppt	N/M
Post-tax return on average shareholders' equity[6,7]	12.93%	8.03%	5.16%	4.9ppt	N/M	2.9ppt	N/M
Post-tax return on average tangible shareholders’ equity[6,7]	29.1%[8]	18.0%	12.2%	11.0ppt	N/M	5.8ppt	N/M
N/M – Not meaningful
Prior year’s comparatives aligned to presentation in the current year
1As of year-end
[2]Segment assets are presented on a consolidated basis, i.e., the amounts do not include intersegment balances
[3]Starting from the first quarter of 2024 the allocation of operational risk RWA has changed. For more information, please refer to section “Note 04 - Business segments and related information” of this report
[4]Assets under Management (AuM) means assets (i) the segment manages on a discretionary or non-discretionary advisory basis; including where it is the management company and portfolio management is outsourced to a third party; and (ii) a third party holds or manages and on which the segment provides, on the basis of contract, advice of an ongoing nature including regular or periodic assessment, monitoring and/or review. AuM represent both collective investments (including mutual funds and exchange-traded funds) and separate client mandates. AuM are measured at current market value based on the local regulatory rules for asset managers at each reporting date, which might differ from the fair value rules applicable under IFRS. Measurable levels are available daily for most retail products but may only update monthly, quarterly or even yearly for some products. While AuM do not include the segment’s investments accounted for under equity method, they do include seed capital and any committed capital on which the segment earns management fees. In instances in which Private Bank distributes investment products qualifying as Assets under Management which are managed by DWS, these assets are reported as Assets under Management for Private Bank and for Asset Management (DWS) because they are two distinct, independent qualifying services
[5]Noninterest expenses as a percentage of total net revenues, which are defined as net interest income before provision for credit losses plus noninterest income
[6]Starting from the first quarter of 2024, the equity allocation framework has been updated. For more information, please refer to section “Note 04 - Business segments and related information” of this report
[7]For the post-tax return on average shareholders’ equity and average tangible shareholders’ equity of the segments, the Group effective tax rate was adjusted to exclude the impact of permanent differences not attributed to the segments, so that the segment tax rates were 28% for the years 2025, 2024 and 2023; for further information, please refer to “Supplementary Information (Unaudited): Non-GAAP Financial Measures” of this report
[8] Starting from the fourth quarter 2025 the equity allocation framework for Asset Management has been updated. For more information, please refer to section “Note 04 -
Business segments and related information” of this report
Corporate & Other

				2025 increase (decrease) from 2024		2024 increase (decrease) from 2023
in € m. (unless stated otherwise)	2025	2024	2023	in € m.	in %	in € m.	in %
Net revenues	(249)	1,406	2,324	(1,654)	N/M	(918)	(40)
Provision for credit losses	108	83	26	26	31	57	N/M
Noninterest expenses
Compensation and benefits	3,541	3,574	3,358	(33)	(1)	216	6
General and administrative expenses	(2,721)	(1,474)	(2,710)	(1,247)	85	1,236	(46)
Impairment of goodwill and other intangible assets	—	—	—	—	N/M	—	N/M
Restructuring activities	—	—	(1)	—	N/M	1	N/M
Total noninterest expenses	819	2,100	647	(1,280)	(61)	1,453	N/M
Noncontrolling interests	(289)	(199)	(166)	(89)	45	(33)	20
Profit (loss) before tax	(887)	(577)	1,817	(310)	54	(2,394)	N/M

Total Employees (full-time equivalent)[1]	36,918	36,097	35,792	821	2	305	1
Risk-weighted assets (in € bn)[1]	31	34	40	(3)	(7)	(6)	(15)
Leverage exposure (in € bn)[1]	32	38	39	(6)	(16)	(1)	(3)
N/M – Not meaningful
Prior year’s comparatives aligned to presentation in the current year
1As of year-end
Entity-wide disclosures
The Group’s entity-wide disclosures include net revenues from internal and external counterparties. Excluding revenues from internal counterparties would require disproportionate IT investment and is not in line with the bank's management approach. For details of the net revenue components please see “Management Report: Operating and Financial Review:
Results of Operations: Corporate Divisions”.
The following table presents total net revenues (before provision for credit losses) by geographic area for the years ended December 31, 2025, 2024 and 2023 respectively. The information presented for Corporate Bank, Investment
Bank, Private Bank and Asset Management has been classified based primarily on the location of the Group’s office in which the revenues are recorded. The information for Corporate & Other is presented on a global level only, as management responsibility for Corporate & Other is held centrally.

in € m.	2025	2024	2023
Germany:
Corporate Bank	3,558	3,811	4,225
Investment Bank	720	641	573
Private Bank	6,511	6,388	6,567
Asset Management	1,438	1,286	1,211
Total Germany	12,226	12,127	12,576
UK:
Corporate Bank	211	193	192
Investment Bank	4,033	3,882	3,503
Private Bank	63	46	54
Asset Management	652	404	350
Total UK	4,959	4,525	4,099
Rest of Europe:
Corporate Bank	1,154	1,238	1,196
Investment Bank	392	477	330
Private Bank	2,051	1,953	1,981
Asset Management	329	308	274
Total Rest of Europe	3,926	3,975	3,782
Americas (primarily United States):
Corporate Bank	1,241	1,090	1,011
Investment Bank	4,423	3,869	3,041
Private Bank	478	475	462
Asset Management	549	562	432
Total Americas	6,691	5,996	4,945
Asia/Pacific, Middle East and Africa:
Corporate Bank	1,236	1,174	1,094
Investment Bank	1,973	1,688	1,713
Private Bank	563	524	506
Asset Management	109	90	115
Total Asia/Pacific, Middle East and Africa	3,881	3,476	3,428
Corporate & Other	(249)	1,406	2,324
Consolidated net revenues[1]	31,434	31,504	31,155
Prior year’s comparatives aligned to presentation in the current year
[1]Consolidated net revenues comprise interest and similar income, interest expenses and total noninterest income (including net commission and fee income); revenues are attributed to countries based on the location in which the Group’s booking office is located; the location of a transaction on the Group’s books is sometimes different from the location of the headquarters or other offices of a customer and different from the location of the Group’s personnel who entered into or facilitated the transaction; where the Group records a transaction involving its staff and customers and other third parties in different locations frequently depends on other considerations, such as the nature of the transaction, regulatory considerations and transaction processing considerations